Summary of Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details) (10-K)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Buildings [Member]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life	10 years	10 years
Automobiles [Member]
Estimated useful life	8 years	8 years
Office and Electric Equipment [Member] [Member] | Minimum [Member]
Estimated useful life	3 years	3 years
Office and Electric Equipment [Member] [Member] | Maximum [Member]
Estimated useful life	5 years	5 years